Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share:
The following table presents the basic and diluted earnings per share computations (numbers in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Numerator:
Net income - basic and diluted	$1,932	$825	$5,399	$2,408
Preferred stock dividend	461	482	1,380	1,430
Net income applicable to common stockholders	$1,471	$343	$4,019	$978
Denominator:
Weighted average shares outstanding - basic	6,443,294	6,441,986	6,443,193	5,593,487
Dilutive effect of common stock options, warrants, restricted stock awards	54,592	16,241	44,901	16,539
Weighted average shares outstanding — diluted	6,497,886	6,458,227	6,488,094	5,610,026
Earnings per share — basic and diluted:
Earnings per share — basic	$0.23	$0.05	$0.62	$0.17
Effect of dilutive common stock options, warrants, restricted stock awards	—	—	—	—
Earnings per share — diluted	$0.23	$0.05	$0.62	$0.17

All shares in the table above have been adjusted to reflect the impact of a 10-for-1 reverse stock split, effective, October 5, 2012.

At September 30, 2013 and September, 2012, there were 6,141 and 14,550 anti-dilutive common stock options, respectively, not included in diluted earnings per share.  At September 30, 2013, and September 30, 2012, there were 65,323 anti-dilutive common stock warrants-Series A not included in diluted earnings per share.
As part of the Company's January 2012 capital raise (see Note 7 "Stockholders' Equity"), warrants were issued for 1,700,000 shares, and on a reverse-split adjusted basis, 170,000 shares of non-voting common stock. The impacts of these warrants were included in diluted earnings per share, and were calculated using the treasury stock method.